Other investments (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other investments
Other investments	SFr 5,412	SFr 5,666
Accumulated depreciation, real estate held for investment	35	34	SFr 31
Impairment charges	1	0	0
Foreclosed or Repossessed, Real Estate [Member]
Other investments
Other investments	16	24
Equity method investments
Other investments
Other investments	2,631	2,367
Equity securities (without a readily determinable fair value)
Other investments
Other investments	1,779	2,148
of which at net asset value
Other investments
Other investments	113	409
of which at measurement alternative
Other investments
Other investments	359	274
of which at fair value
Other investments
Other investments	1,278	1,434
of which at cost less impairment
Other investments
Other investments	29	31
Real estate held for investment
Other investments
Other investments	82	99
Real estate held for investment | Foreclosed or Repossessed, Real Estate [Member]
Other investments
Other investments	13	10
Life finance instruments
Other investments
Other investments	920	1,052
Bank
Other investments
Other investments	5,379	5,634
Accumulated depreciation, real estate held for investment	31	29	27
Impairment charges	1	0	SFr 0
Bank | Foreclosed or Repossessed, Real Estate [Member]
Other investments
Other investments	16	24
Bank | Equity method investments
Other investments
Other investments	2,624	2,361
Bank | Equity securities (without a readily determinable fair value)
Other investments
Other investments	1,776	2,145
Bank | of which at net asset value
Other investments
Other investments	111	407
Bank | of which at measurement alternative
Other investments
Other investments	357	272
Bank | of which at fair value
Other investments
Other investments	1,278	1,434
Bank | of which at cost less impairment
Other investments
Other investments	30	32
Bank | Real estate held for investment
Other investments
Other investments	59	76
Bank | Real estate held for investment | Foreclosed or Repossessed, Real Estate [Member]
Other investments
Other investments	13	10
Bank | Life finance instruments
Other investments
Other investments	SFr 920	SFr 1,052